Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Carrying amount of financial assets		€ 5,991,693	€ 5,287,266
Carrying amount of financial liabilities		16,209,369	14,997,854
Level 1
Financial instruments
Transfer out of level 3 into level 1	€ 158,551
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		10,393,957	9,515,838
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		69,118	105,640
Not classified
Financial instruments
Carrying amount of financial liabilities		5,746,294	5,376,376
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities		736,069	731,993
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		736,069	731,993
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities		121,457	95,401
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		121,457	95,401
Short-term debt
Financial instruments
Carrying amount of financial liabilities		1,255,853	79,270
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		1,255,853	79,270
Long-term debt
Financial instruments
Carrying amount of financial liabilities		7,314,915	7,808,460
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities		7,246,019	6,764,681
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities		243,656	1,404,640
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		7,314,915	7,808,460
Lease liabilities
Financial instruments
Carrying amount of financial liabilities		4,749,381	4,492,287
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		4,749,381	4,492,287
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities		2,031,694	1,790,443
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		965,663	800,714
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		69,118	105,640
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		996,913	884,089
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities		4,490	1,667
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		4,490	1,667
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities		4,490	1,667
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities		21,428	39,281
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		21,428	39,281
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		21,428	39,281
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities		47,690	66,359
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities		47,690	66,359
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		47,690	66,359
Put option liabilities
Financial instruments
Carrying amount of financial liabilities		992,423	882,422
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities		992,423	882,422
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		992,423	882,422
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities		965,663	800,714
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		965,663	800,714
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		4,617,696	4,149,163
FVPL - Assets
Financial instruments
Carrying amount of financial assets		765,545	601,003
FVOCI - Assets
Financial instruments
Carrying amount of financial assets		396,673	354,865
Not classified
Financial instruments
Carrying amount of financial assets		211,779	182,235
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets		1,481,655	1,081,539
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets		492,398	300,510
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		989,257	781,029
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets		492,398	300,510
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets		3,409,061	3,153,045
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		3,328,720	3,080,770
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets		80,341	72,275
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets		162,361	91,438
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		162,361	91,438
Other current and non-current assets
Financial instruments
Carrying amount of financial assets		938,616	961,244
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		137,358	195,926
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets		273,147	300,493
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		396,673	354,865
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets		131,438	109,960
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets		579	1,130
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets		579	1,130
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets		579	1,130
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets		2,846	5,367
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets		2,846	5,367
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		2,846	5,367
Equity investments
Financial instruments
Carrying amount of financial assets		244,479	248,650
Equity investments | Level 1
Financial instruments
Fair value of financial assets		121,643	11,911
Equity investments | Level 2
Financial instruments
Fair value of financial assets		72,157	48,221
Equity investments | Level 3
Financial instruments
Fair value of financial assets		50,679	188,518
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		174,884	191,739
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		69,595	56,911
Debt securities
Financial instruments
Carrying amount of financial assets		422,495	401,341
Debt securities | Level 1
Financial instruments
Fair value of financial assets		418,196	396,392
Debt securities | Level 2
Financial instruments
Fair value of financial assets		4,299	4,949
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets		95,417	103,387
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		327,078	297,954
Other financial assets
Financial instruments
Carrying amount of financial assets		268,217	304,756
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		137,358	195,926
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets		€ 130,859	€ 108,830